Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 3,383,777	$ 3,046,298
Less: allowance for credit loss	(2,082,442)	(1,731,517)
Accounts receivable, net	1,301,335	1,314,781
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 3,383,777	$ 3,046,298